7. CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2017
Notes
7. CAPITAL AND RESERVES

7. CAPITAL AND RESERVES

(a)Authorized:

At December 31, 2017, the authorized share capital was comprised of an unlimited number of common shares.  The common shares do not have a par value.  All issued shares are fully paid.

(b)Share issuances:

i. During the year ended December 31, 2016, the Company issued common shares pursuant to the exercise of 4,573,000 warrants for cash proceeds of $685,950, the exercise of 200,000 stock options for cash proceeds of $20,000 and the exercise of 453,000 finder’s options for cash proceeds of $45,300.

ii. On July 4, 2016, the Company completed a non-brokered private placement by issuing 13,547,000 units (“Unit”) at a price of $0.10 per Unit for gross proceeds of $1,354,700. Each Unit consists of one common share and one non-transferable warrant. Each warrant entitles the holder to purchase one additional common share for a 3-year period at a price of $0.15.  The warrants were ascribed a value of $596,068.

In connection with the financing, the Company paid $16,125 as a cash finder’s fee and issued 411,250 finder’s options, each of which is exercisable into one Unit at a price of $0.10 for a period of 36 months. Each Unit consists of one common share and one non-transferable warrant exercisable for a 3-year period at a price of $0.15.  The finder’s options were ascribed a value of $47,540.  In addition, $60,722 was included in share issue costs.

iii. On April 20, 2017, the Company completed a non-brokered private placement by issuing 2,500,000 common shares at a price of $0.09 per share for gross proceeds of $225,000. In connection with the financing, a total of $11,975 share issue costs was paid.

iv.On July 12, 2017, the Company completed a non-brokered private placement by issuing 10,170,000 units (“Unit”) at a price of $0.10 per Unit for gross proceeds of $1,017,000. Each Unit consists of one common share and one non-transferrable warrant. Each warrant entitles the holder to purchase one additional common share for a 3-year period at a price of $0.15. The warrants were ascribed a value of $391,154.

In connection with the financing, a total of $46,348 share issue costs was paid.

(c)Share Purchase Option Compensation Plan:

The Company has established a stock option plan whereby the Company may grant options to directors, officers, employees and consultants of up to 10% of the common shares outstanding at the time of grant. The exercise price, term and vesting period of each option are determined by the board of directors within regulatory guidelines.

Stock option transactions and the number of stock options for the year ended December 31, 2017 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2016	Granted	Exercised	cancelled	2017
January 27, 2017	$0.30	100,000	-	-	(100,000)	-
April 10, 2017	$0.30	720,000	-	-	(720,000)	-
July 15, 2017	$0.10	300,000	-	-	(300,000)	-
October 16, 2018	$0.10	1,145,000	-	-	-	1,145,000
March 3, 2019	$0.165	200,000	-	-	-	200,000
July 15, 2020	$0.10	2,015,000	-	-	-	2,015,000
September 26, 2021	$0.18	1,575,000	-	-	-	1,575,000
April 26, 2022	$0.10	-	1,310,000	-	-	1,310,000
Options outstanding		6,055,000	1,310,000	-	(1,120,000)	6,245,000
Options exercisable		6,055,000	1,310,000	-	(1,120,000)	6,245,000
Weighted average exercise price		$0.15	$0.10	$0	$0.25	$0.12

As of December 31, 2017, the weighted average contractual remaining life is 2.85 years (December 31, 2016 –2.88 years).

Stock options transactions and the number of stock options for the year ended December 31, 2016 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2015	Granted	Exercised	cancelled	2016
January 27, 2017	$0.30	100,000	-	-	-	100,000
April 10, 2017	$0.30	720,000	-	-	-	720,000
July 15, 2017	$0.10	300,000	-	-	-	300,000
October 16, 2018	$0.10	1,345,000	-	(200,000)	-	1,145,000
March 3, 2019	$0.165	200,000	-	-	-	200,000
July 15, 2020	$0.10	2,015,000	-	-	-	2,015,000
September 26, 2021	$0.18	-	1,575,000	-	-	1,575,000
Options outstanding		4,680,000	1,575,000	(200,000)	-	6,055,000
Options exercisable		4,455,000	1,575,000	(200,000)	-	6,055,000
Weighted average exercise price		$0.14	$0.18	$0.10	$0	$0.15

Stock options transactions and the number of stock options for the year ended December 31, 2015 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2014	Granted	Exercised	cancelled	2015
July 8, 2015	$0.35	770,000	-	-	(770,000)	-
July 15, 2015	$0.35	10,000	-	-	(10,000)	-
January 27, 2017	$0.30	100,000	-	-	-	100,000
April 10, 2017	$0.30	755,000	-	-	(35,000)	720,000
July 15, 2017	$0.10	-	300,000	-	-	300,000
October 16, 2018	$0.10	1,400,000	-	-	(55,000)	1,345,000
March 3, 2019	$0.165	200,000	-	-	-	200,000
July 15, 2020	$0.10	-	2,015,000	-	-	2,015,000
Options outstanding		3,235,000	2,315,000	-	(870,000)	4,680,000
Options exercisable		3,235,000	2,090,000	-	(870,000)	4,455,000

Weighted average exercise price		$0.22	$0.10	$0	$0.33	$0.14

The weighted average assumptions used to estimate the fair value of options for the years ended December 31, 2017, 2016 and 2015 were:

	2017	2016	2015
Risk-free interest rate	1.21%	1.71%	1.45%
Expected life	5 years	4.53 years	4.89 years
Expected volatility	141.88%	144.86%	149.53%
Expected dividend yield	0	0	0

Option pricing models require the input of highly subjective assumptions including the expected price volatility.  Changes in the subjective input assumptions can materially affect the fair value estimate, and therefore the existing models do not necessarily provide a reliable measure of the fair value of the Company’s share purchase options.

(d)Finder’s Options:

The continuity of finder’s options for the year ended December 31, 2017 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2016	Issued	Exercised	Expired	2017
August 22, 2017 (1)	$0.25	152,600	-	-	(152,600)	-
July 14, 2018	$0.10	99,000	-	-	-	99,000
July 4, 2019 (2)	$0.10	411,250	-	-	-	411,250
Outstanding		662,850	-	-	(152,600)	510,250
Weighted average exercise price		$0.13	$0	$0	$0.25	$0.10

(1)The finder’s options are exercisable into units, with each unit consisting of one common share and one warrant exercisable until August 22, 2017 at $0.40. These finder’s options expired unexercised.

(2)The finder’s options are exercisable into units, with each unit consisting of one common share and one warrant exercisable until July 4, 2019 at $0.15.

As of December 31, 2017, the weighted average contractual remaining life is 1.32 years (December 31, 2016 – 1.93 years).

The continuity of finder’s options for the year ended December 31, 2016 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2015	Issued	Exercised	Expired	2016
September 24, 2016	$0.10	148,800	-	(84,000)	(64,800)	-
August 22, 2017	$0.25	152,600	-	-	-	152,600
July 14, 2018	$0.10	468,000	-	(369,000)	-	99,000
July 4, 2019	$0.10	-	411,250	-	-	411,250
Outstanding		769,400	411,250	(453,000)	(64,800)	662,850
Weighted average exercise price		$0.13	$0.10	$0.10	$0.10	$0.13

The continuity of finder’s options for the year ended December 31, 2015 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2014	Issued	Exercised	Expired	2015
October 4, 2015	$0.15	545,500	-	-	(545,500)	-
September 24, 2016 (1)	$0.10	148,800	-	-	-	148,800
August 22, 2017 (2)	$0.25	152,600	-	-	-	152,600
July 14, 2018	$0.10	-	468,000	-	-	468,000
Outstanding		846,900	468,000	-	(545,500)	769,400
Weighted average exercise price		$0.16	$0.10	$0	$0.15	$0.13

The weighted average assumptions used to estimate the fair value of finder’s options for the years ended December 31, 2017, 2016 and 2015 were:

	2017	2016	2015
Risk-free interest rate	0	0.87%	1.00%
Expected life	0	3 years	3 years
Expected volatility	0	144.75%	153.46%
Expected dividend yield	0	0	0

(e)Warrants:

The continuity of warrants for the year ended December 31, 2017 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2016	Issued	Exercised	Expired	2017
March 28, 2017	$0.40	4,000,000	-	-	(4,000,000)	-
August 22, 2017	$0.40	4,400,000	-	-	(4,400,000)	-
October 4, 2017	$0.25	7,990,000	-	-	(7,990,000)	-
July 14, 2018	$0.15	10,920,000	-	-	-	10,920,000
July 4, 2019	$0.15	13,547,000	-	-	-	13,547,000
July 12, 2020	$0.15	-	10,170,000	-	-	10,170,000
Outstanding		40,857,000	10,170,000	-	(16,390,000)	34,637,000
Weighted average exercise price		$0.22	$0.15	$0	$0.33	$0.15

As of December 31, 2017, the weighted average contractual life is 1.50 years (December 31, 2016 – 1.48 years).

The continuity of warrants for the year ended December 31, 2016 is as follows:

	Exercise	December 31,					December 31,
Expiry date	price	2015	Issued		Exercised	Expired	2016
September 24, 2016	$0.15	5,720,000	84,000	(1)	(4,354,000)	(1,450,000)	-
October 15, 2016	$0.15	2,833,334	-		(219,000)	(2,614,334)	-
March 28, 2017	$0.40	4,000,000	-		-	-	4,000,000
August 22, 2017	$0.40	4,400,000	-		-	-	4,400,000
October 4, 2017	$0.25	7,990,000	-		-	-	7,990,000
July 14, 2018	$0.15	10,920,000	-		-	-	10,920,000
July 4, 2019	$0.15	-	13,547,000				13,547,000
Outstanding		35,863,334	13,631,000		(4,573,000)	(4,064,334)	40,857,000
Weighted average exercise price		$0.23	$0.15		$0.15	$0.15	$0.22

(1)The warrants were issued as a result of 84,000 finder’s options being exercised.

The continuity of warrants for the year ended December 31, 2015 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2014	Issued	Exercised	Expired	2015
September 24, 2016	$0.15	5,720,000	-	-	-	5,720,000
October 15, 2016	$0.15	2,833,334	-	-	-	2,833,334
March 28, 2017	$0.40	4,000,000	-	-	-	4,000,000
August 22, 2017	$0.40	4,400,000	-	-	-	4,400,000
October 4, 2017	$0.25	7,990,000	-	-	-	7,990,000
July 14, 2018	$0.15	-	10,920,000	-	-	10,920,000
Outstanding		24,943,334	10,920,000	-	-	35,863,334
Weighted average exercise price		$0.27	$0.15	$0	$0	$0.23

The weighted average assumptions used to estimate the fair value of warrants for the years ended December 31, 2017, 2016 and 2015 were:

	2017	2016	2015
Risk-free interest rate	0.71%	0.87%	0.95%
Expected life	3 years	2.98 years	2.58 years
Expected volatility	116.49%	144.62%	148.02%
Expected dividend yield	0	0	0